Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 11,209,523	$ 1,542,482	¥ 7,817,760	¥ 2,486,414
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Allowance/(reversal of allowance) for credit losses	(344,330)	(47,381)	5,216,045	2,848,086
Depreciation and amortization				2,973
Amortization of operating lease right-of-use assets	118,320	16,281	461,070	442,139
Deferred tax assets	86,082	11,845	(1,304,011)
Changes in operating assets and liabilities:
Accounts receivable	(26,005,178)	(3,578,432)	(9,140,806)	4,654,134
Advance to suppliers	16,496,102	2,269,939	(10,118,390)	(19,569,134)
Prepaid expenses and other current assets	(160,373)	(22,068)	59,134	249,008
Amounts due from related parties	(24,300)	(3,344)
Accounts payable	977,687	134,534	2,830,114	(7,362,843)
Contract liabilities	1,219,296	167,781	(25,609,138)	24,192,441
Income tax payable	3,634,706	500,152	3,908,566	(183,163)
Accrued expenses and other current liabilities	288,199	39,653	(3,206,683)	(7,180,140)
Lease liabilities	(118,320)	(16,277)	(461,070)	(442,139)
Amounts due to related parties	(143,382)	(19,730)	(64,208)	120,182
Net cash (used in)/provided by operating activities	7,234,032	995,435	(29,611,617)	257,958
Cash flows from financing activities:
Proceeds from borrowings	5,000,000	688,023	7,600,000	8,000,000
Repayments of borrowings	(7,520,000)	(1,034,786)	(7,980,000)	(8,400,000)
Proceeds of loans from related parties			30,000,180
Payment for deferred offering cost	(5,009,766)	(689,367)
Repayment of loans to related parties	(30,000,000)	(4,128,137)
Proceeds from shareholder contributions	31,500,000	4,334,544
Net cash provided by/(used in) financing activities	(6,029,766)	(829,723)	29,620,180	(400,000)
Net (decrease)/increase in cash	1,204,266	165,712	8,563	(142,042)
Cash at the beginning of year	48,527	6,678	39,964	182,006
Cash at the end of year	1,252,793	172,390	48,527	39,964
Supplemental disclosure of cash flow information:
Income tax paid	16,076	2,212	14,116	7,688
Interest paid	198,746	27,348	447,955	435,656
Supplemental disclosure of non-cash investing and financing activities
Decrease in operating lease right-of-use asset and liabilities due to termination of lease contracts	¥ 610,565	$ 84,017